Note 10 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Notes Tables
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year Ended December 31,
	2015	2014

Income tax provision (benefit) at statutory rate	(34)%	(34)%
State income taxes, net of federal benefit	(6)%	(6)%
Merger transaction costs	0%	6%
Change in valuation allowance	39%	37%
Other	1%	(3)%
Effective tax rate	0%	0%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,
	2015	2014
Deferred tax assets:
Net operating loss carryforwards	$10,726	$5,770
Capitalized start up costs	7,225	7,751
Research and development credits	248	189
Accruals and reserves	497	169
Total deferred tax assets	18,696	13,879
Deferred tax liabilities:
Fixed assets and depreciation	(8)	(13)
Valuation allowance	(18,688)	(13,866)

Net deferred tax assets	$-	$-

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
	Year Ended December 31,
	2015	2014

Balance at the beginning of the year	$97	$83
Additions based upon tax positions related to the current year	31	14
Balance at the end of the year	$128	$97